Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2019
Finite-Lived Intangible Assets, Net [Abstract]
Schedule of intangible assets
	December 31, 2019	December 31, 2018
Land use right*	$1,335,861	$1,352,629
Software	185,215	-
Technology, customer relationship and user lists acquired through business combinations	4,266,138	-
Total intangible assets	5,787,214	1,352,629
Less: accumulated amortization	(662,950)	(383,290)
Intangible assets, net	$5,124,264	$969,339

* The Group carries its land use right at cost less accumulated amortization. All land in China is government owned and cannot be sold to any individual or company. However, the government grants the user a "land use right" (the "Right") to use the land. The Group has the Right to use the land for 25 years and amortizes the Right on a straight-line basis over the period of 25 years.

Schedule of estimated future amortization expenses
Year ending December 31,	Amount
2020	$923,550
2021	923,550
2022	923,550
2023	923,550
2024	700,625
Thereafter	729,439
Total estimated future amortization expenses	$5,124,264